May 17, 2011 Via EDGAR

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE: Principal Lifetime Income Solutions Annuity Contract (“Registrant”) File No. 333-171650, 811-02091

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the form of Prospectus for Principal Lifetime Income Solutions Variable Annuity Contract that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Registrant's most recent registration statement filing on Form N-4/A. That pre-effective amendment (#2) was filed electronically with the Securities and Exchange Commission on April 27, 2011 (Accession #0000898745-11-000236).

If you have any questions regarding this filing, please call me at 515-362-2384.

Sincerely,

/s/ Jeffrey M. Pierick Counsel JMP/neb